Basis of Preparation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Basis Of Preparation And Significant Accounting Policies [Abstract]
Corporate Information
1.1	CORPORATE INFORMATION

Orphazyme A/S (the “Company”) was, as of December 31, 2021 and until recently, involved in the research and development of novel therapeutics for the treatment of neurodegenerative rare diseases, including Niemann-Pick disease type C, or NPC.

The Company is headquartered in Copenhagen, Denmark and is publicly traded on Nasdaq Copenhagen. In September 2020, the Company listed American Depositary Shares (ADSs) on the Nasdaq Global Select Market. In March 2022, Orphazyme A/S voluntarily delisted the ADSs from the Nasdaq Global Select Market in the US.

In April 2018, a wholly-owned subsidiary, Orphazyme U.S., Inc., was incorporated in Delaware, USA and in March 2020, a wholly-owned subsidiary, Orphazyme Schweiz GmbH, was incorporated in Zug, Switzerland (together with Orphazyme A/S, “Orphazyme” or “the Group”).

In February 2022, Orphazyme announced that it had been notified by the Committee for Medicinal Products for Human Use (CHMP) of the European Medicines Agency (EMA) of a negative trend vote as part of the ongoing review of the Marketing Authorisation Application (MAA) for its investigational product candidate, arimoclomol, for the treatment of Niemann-Pick disease type C (NPC) following an oral explanation.

In light of the negative trend vote and considering Orphazyme’s financial situation at the time, the Board of Directors of Orphazyme filed a petition for an in-court restructuring of Orphazyme, which commenced in March 2022.

In May 2022, as part of the in-court restructuring proceedings, Orphazyme sold substantially all of its assets and business activities to KemPharm Denmark A/S (KemPharm), a wholly owned subsidiary of KemPharm Inc., a specialty pharmaceutical company focused on the discovery and development of novel treatments for rare central nervous system diseases, and KemPharm retained all of Orphazyme’s remaining Danish employees. The in-court restructuring proceedings were discontinued on May 30, 2022.

As of the date of publication of this annual report, Orphazyme has limited ongoing operational business activities and only two employees.

These consolidated financial statements were approved and authorized for issuance by the Board of Directors on June 7, 2022.

Information on COVID-19

As of 31 December 2021 and as of the date of publication of the annual report, there is no material impact directly related to COVID-19 on the Group’s consolidated financial statements, including the judgements and estimates applied. Specifically, following the sale of substantially all of its assets and business activities to KemPharm, Orphazyme is no longer involved in the conduct of clinical trials and has limited operational business activities and employees. Other parts of the business and operations may be adversely impacted by the effects of COVID-19, for example: the productivity of our staff; our relationships with vendors and other parties and significant disruption of global financial markets. We will continue to monitor the COVID-19 pandemic and its potential impact on our business and financials.

Basis of Preparation
1.2	BASIS OF PREPARATION

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). All entities in the Orphazyme Group follow the same Group accounting policies.

The consolidated financial statements have been prepared on a going concern basis and are presented in Danish Kroner, or DKK, which is both the functional and presentation currency of the Company. The functional currency of Orphazyme US, Inc. is the US dollar (USD) and the functional currency of Orphazyme Schweiz GmbH is the Swiss Franc (CHF). Where indicated, amounts are rounded to the nearest thousand.

Materiality

The consolidated financial statements and parent company financial statements are prepared based on the concept of materiality, which considers both quantitative and qualitative factors. Items that are considered individually significant or are required under the minimum presentation requirements of IFRS are presented separately. If items are individually immaterial, they are aggregated with other items of similar nature in the financial statements or in the notes.

Significant Accounting Policies
1.3	SIGNIFICANT ACCOUNTING POLICIES

A detailed description of accounting policies and significant accounting estimates and judgements related to specific financial statement line items is presented in each note to the relevant line item. The consolidated financial statements and parent company financial statements have been prepared on a historical cost basis except for share-based compensation and the embedded derivative in our borrowings, which is measured at fair value.

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the parent company, Orphazyme A/S (the “Parent Company”), Orphazyme US, Inc. and Orphazyme Schweiz GmbH, fully-owned subsidiaries over which the Parent Company has control. A company controls an entity when the company (i) is exposed to, or has rights to, variable returns from its involvement with the entity, (ii) has power over the entity (i.e. existing rights that give it the current ability to direct the activities of the entity), and (iii) has the ability to use its power to affect the returns of the entity. The Parent Company reassesses whether it controls an entity if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of an entity begins when the Parent Company obtains control and ceases when the Parent Company has lost control of the entity. On consolidation, intercompany income and expenses, intercompany receivables, and payables, and unrealized gains and losses on transactions between the consolidated companies are eliminated.

Translation of foreign currencies

Items included in the financial statements of each of the Orphazyme entities are measured using the currency of the primary economic environment in which the entity operates, or functional currency. On initial recognition, transactions denominated in foreign currencies are recorded using the foreign exchange spot rate at the transaction date. For monetary assets and liabilities, differences arising between the foreign exchange spot rates at the transaction date and the date of settlement or period-end exchange rates are recognized in the Statement of Profit or Loss as financial income or financial expenses. On consolidation, the assets and liabilities of Orphazyme US, Inc. and Orphazyme Schweiz GmbH are translated from the subsidiary’s functional currency to DKK at the exchange rate in effect at the balance sheet date and the Statement of Profit or Loss and Other Comprehensive Income is translated from the subsidiary’s functional currency to DKK at the date of the underlying transaction or average exchange rate of the period if there are no significant fluctuations in exchange rate throughout the period. The exchange rate differences arising on translation for consolidation are recognized in other comprehensive income (loss).

Statement of cash flows

The statement of cash flows is presented using the indirect method and shows cash flows resulting from operating activities, investing activities, financing activities, and the Group’s cash at the beginning and end of the year, including any effects of exchange rate changes.

Cash flows used in operating activities converts items in the Statement of Profit or Loss from the accrual basis of accounting to the cash basis of accounting. Non-cash items such as foreign exchange gains and losses, depreciation, amortization, and changes in working capital are reversed from the net loss for the year and actual cash receipts and payments are included.

Cash flows from investing activities shows payments related primarily to the purchase of licenses and property, plant, and equipment.

Cash flows from financing activities shows proceeds from share issuance, borrowings, net of transaction costs, repayment of debt, and lease payments.

Segment information

Although Orphazyme established a US subsidiary in 2018 and a Swiss subsidiary in 2020, the Group is managed and operated as one business unit that is reflected in the internal reporting. No separate lines of business or separate business entities have been identified with respect to any product candidate or geographical market and no segment information is currently disclosed in the Group’s internal reporting. For the years ended December 31, 2020 and 2019, the Group generated no revenue and for the year ended December 31, 2021 the Danish entity generated revenue which is disclosed in a separate note. For the years ended December 31, 2021, 2020 and 2019 all material non-current assets are located in Denmark.

Significant Accounting Estimates and Judgements
1.4	SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS

The use of reasonable estimates and judgements is an essential part of the preparation of the consolidated financial statements and parent company financial statements. Given the uncertainties inherent in the Group’s business activities, Management must make certain significant accounting estimates and judgements, which affect the application of accounting policies and therefore the reported amounts of assets, liabilities, expenses, and disclosures in the consolidated financial statements and parent company financial statements. The significant accounting estimates and judgements identified are those that have a significant risk of resulting in a material adjustment to the consolidated financial statements. Management bases its estimates on historical experience, assumptions, and information currently available and deemed to be reasonable at the time the consolidated financial statements are prepared. However, actual amounts may differ from the estimated amounts as more detailed information becomes available. Estimates and assumptions are reviewed on an ongoing basis and, if necessary, changes are recognized in the period in which the estimate is revised. Management has made significant accounting estimates and judgements in the following areas, which are further presented in each note to the relevant financial statement line items:

•	Estimate of net revenue and clawback liability recognized using the ‘expected value’ method (Note 2.1)
•	Estimate of research and development expenses associated with clinical trials (Note 2.3) and related prepayments (Note 3.4) and accruals (Note 3.6)
•	Estimate of inputs and assumptions used in share-based compensation valuation models (Note 2.6)
•	Estimate of the fair value of licenses (Note 3.1)
•	Estimate relating to the incremental borrowing rate to measure lease liabilities (Note 3.2)
•	Judgement and estimate relating to pre-launch drug product inventory (Note 3.5)
•	Judgement regarding the recognition of deferred tax assets related to taxable losses to be carried forward (Note 2.8)
•	Judgement regarding management’s assessment of the company’s ability to continue as a going concern (Note 4.1)

Please refer to the specific referenced notes for further information on the significant accounting estimates and judgements as well as assumptions applied.

New IFRS Standards Applicable to the Group
1.5	NEW IFRS STANDARDS APPLICABLE TO THE GROUP

The Group applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after 1 January 2021 (unless otherwise stated). The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Interest Rate Benchmark Reform – Phase 2: Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16

The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR). The amendments include the following practical expedients:

•

A practical expedient to require contractual changes, or changes to cash flows that are directly required by the reform, to be treated as changes to a floating interest rate, equivalent to a movement in a market rate of interest

•	Permit changes required by IBOR reform to be made to hedge designations and hedge documentation without the hedging relationship being discontinued
•	Provide temporary relief to entities from having to meet the separately identifiable requirement when an RFR instrument is designated as a hedge of a risk component

These amendments had no impact on the consolidated financial statements of the Group. The Group intends to use the practical expedients in future periods if they become applicable.

Covid-19-Related Rent Concessions beyond 30 June 2021 Amendments to IFRS 16

On 28 May 2020, the IASB issued Covid-19-Related Rent Concessions - amendment to IFRS 16 Leases. The amendments provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the Covid-19 pandemic. As a practical expedient, a lessee may elect not to assess whether a Covid-19 related rent concession from a lessor is a lease modification. A lessee that makes this election accounts for any change in lease payments resulting from the Covid-19 related rent concession the same way it would account for the change under IFRS 16 if the change were not a lease modification.

The amendment was intended to apply until 30 June 2021, but as the impact of the Covid-19 pandemic is continuing, on 31 March 2021, the IASB extended the period of application of the practical expedient to 30 June 2022. The amendment applies to annual reporting periods beginning on or after 1 April 2021. However, the Group has not received Covid-19-related rent concessions, but plans to apply the practical expedient if it becomes applicable within the allowed period of application.

New IFRS Standards not yet effective

The IASB has issued a number of new standards and updated some existing standards, which are effective for accounting periods beginning January 1, 2022 or later.  Therefore, they are not incorporated in these consolidated financial statements and parent company financial statements. There are no standards presently known that are not yet effective and that would be expected to have a material impact on our current or future reporting periods.

Significant Events After The Reporting Date
1.6	SIGNIFICANT EVENTS AFTER THE REPORTING PERIOD

In January 2022, Christophe Bourdon resigned his position Chief Executive Officer of Orphazyme, to take on the role of CEO at another company. Anders Vadsholt was appointed CEO of Orphazyme, effective March 1, 2022 in addition to his position as Chief Financial Officer.

In February 2022, the Company issued new shares as a result of the utilization of the Company’s U.S. At-the-Market Offering Program with Cowen and Company, LLC (“Cowen”). On February 11, 2022, a total of 360,000 ordinary shares of nominally DKK 1 each, represented by American Depositary Shares (“ADSs”), were issued by the Company and sold in the market by Cowen as the sales agent at market price as determined by the Company’s Board of Directors in accordance with the authorization in article 3.1 of the Company’s Articles of Association. Gross proceeds from the issue of new shares was USD835,668.00.

In February 2022, Andrew Mercieca was elected as new member of the Board of Directors at the Extraordinary General Meeting.

In February 2022, the Company was notified of a negative trend vote by the European Medicines Agency’s (EMA) Committee for Medicinal Products for Human Use (CHMP), for its Marketing Authorisation Application (MAA) for arimoclomol for NPC, causing the Company to initiate in-court restructuring proceedings in March 2022.

During the restructuring proceedings, mass redundancies took place and employees were released from their duties to reduce payroll costs. The MAA filed with EMA was withdrawn in March 2022. In addition, the Company voluntarily delisted the ADSs from the Nasdaq Global Select Market in the US, which became effective in March 2022.

In May 2022, the Company announced that it had signed an agreement to sell substantially all of the Company’s assets and business activities, including those relating to the development and approval of arimoclomol and the full claw back liability related to the French early access program, to KemPharm Denmark A/S (KemPharm), a wholly owned subsidiary of KemPharm Inc., for a total of USD 12.8 million in cash and assumed liabilities estimated to equal approximately USD 5.2 million (the Sale of Assets). KemPharm is a specialty pharmaceutical company focused on the discovery and development of novel treatments for rare central nervous system diseases. Under the terms of the agreement, KemPharm agreed to acquire substantially all of Orphazyme’s assets and business activities, including those relating to the development and approval of arimoclomol, retain a majority of Orphazyme’s remaining Danish employees, continue the early access programs with arimoclomol and pursue the potential approval of arimoclomol as a treatment option for NPC. The transaction has been considered a non-adjusting event and did not indicate any impairment of assets for the year ending December 31, 2021.

The Restructuring Proposal was adopted by the creditors and affirmed by the Danish Maritime and Commercial High Court May 30, 2022. The restructuring proceedings were discontinued on May 30, 2022 and by completing the Sale of Assets to KemPharm Denmark A/S on May 31, 2022. Orphazyme will pay its debts to the creditors in accordance with the Restructuring Proposal.

In May 2022, Stephanie Okey, Carrolee Barlow and Martin Bonde stepped down from their positions as members of the Board of Directors, with the view to reduce the number of members of the Board of Directors to three members.

In June 2022, Orphazyme A/S repaid the full remaining loan to Kreos Capital VI (UK) Ltd. At the repayment all pledges and securities withdrew. All (undisputed and unconditional) debts related to the time prior to restructuring have been or will be paid in full in the coming months.

Orphazyme’s current share-based compensation programs are expected to have a limited value, due to the decreasing share price and the disclosed Sale of Assets.

Net Revenue
2.1	NET REVENUE

§ ACCOUNTING POLICIES

Orphazyme recognizes revenue when fulfilling its performance obligation by transferring control of promised goods or services to its customer, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. Revenue is recognized net of sales deductions, including discounts and rebates and revenue based taxes. Orphazyme recognizes revenue in accordance with IFRS 15 Revenue from Contracts with Customers and, as a result, follows the five-step model when recognizing revenue: 1) identifying a contract; 2) identifying the performance obligations; 3) determining the transaction price; 4) allocating the price to the performance obligations; and 5) recognizing revenue when the performance obligations have been fulfilled.

Net revenue comprises revenue from the sale of arimoclomol for the treatment of NPC under the remunerated early access compassionate use program (“nATU”) in France. An early access compassionate use program is a program giving specific patients access to a drug, which is not yet approved for commercial sale.

Only drugs targeting serious or rare indications and for which there is currently no appropriate treatment are considered for early access compassionate use programs. Further, to be considered for the early access compassionate use program, the drug must have proven efficacy and safety and must either be undergoing price negotiations or seeking marketing approval.

Revenue is recognized when the drug products are sold to the customer, i.e., at the time when control over the drug product is transferred to the third-party customer. Under the French nATU, the manufacturer can set its own price for the drug products until a price agreement with the authorities is in place. Any excess in the price charged by the manufacturer compared to the price agreed with the health authorities once the drug product is approved in France must be repaid. The repayment is considered in the clawback liability. The liability is disclosed in note 3.7, which also explains the net to gross revenue.

All sales and distributions of arimoclomol are included in the service agreement with Clinigen Health Limited, who keep Orphazyme goods on a consignment stock until it is transferred to third-party customer.

The following table presents net revenue for the years ended December 31:

DKK 000	2021	2020	2019
Revenue by type
Revenue from sale of goods	36,193	—	—
Revenue by partner
Clinigen Health Limited	36,193	—	—
Geographical areas
France	36,193	—	—

Estimate of net revenue and clawback liability recognized using the ‘expected value’ method

Accounting for net revenue and clawback liability requires determination of the most appropriate method for the expected final transaction price, which depends on the terms and conditions in the contracts with the French Health Authorities, and is subject to price negotiations with the French Health Authorities, following a market approval. This estimate also requires assumptions in respect inputs to the method, including current pricing of comparable marketed products within the rare decease area in France. Management has considered the expected final sales price as well as the price of similar drug products.

Management has based their initial sales prices on comparable drug products for arimoclomol, and the estimate of the clawback liability on the basis of the average cost of treatment which the Authorities are expected to cover.

In the estimate for clawback liability, Management have applied relevant available market data. Management’s assumptions are based on available relevant market information regarding average treatment cost of the most comparable drugs possible in the rare disease area in Europe. The Company is operating within rare disease therapeutic area where there is unmet treatment need and hence a limited number of comparable commercialized drugs products. The limited available relevant market information for directly comparable commercialized drugs within rare deceases increases the uncertainty in managements estimate. However, as mentioned in note 1.6 and 3.7, the clawback liability has been transferred to Kempharm at the carrying amount subsequently to the balance sheet date and on the basis of the amounts estimated by management.

Research and Development Expenses
2.2	RESEARCH AND DEVELOPMENT EXPENSES

§ ACCOUNTING POLICIES

Research expenses comprise of costs incurred during the very early stages of the drug development cycle from initial drug discovery until the drug is ready for administration to humans. The activities initially focus on identifying a single drug candidate with a profile that will support a decision to initiate development activities. Before selection of the final drug candidate, it is tested in animals to gather efficacy, toxicity and pharmacokinetic information.

Development expenses comprise costs incurred during the different phases of clinical drug development starting in phase 1, when the drug is administered to humans for the first time, through phases 2 and 3, and subsequent activities to obtain marketing authorizations, which will permit Orphazyme to eventually market and sell the drug products.

In line with industry practice, Orphazyme expenses all research costs. Development costs that do not meet the definition of an asset are also expensed as incurred. Due to regulatory and other uncertainties inherent in the development of new products, development costs do not qualify for capitalization as intangible assets until marketing approval by a regulatory authority is obtained or highly probable. In addition, pre-launch inventory costs are recognized under Research and Development (see Note 3.6). Cost of goods sold relating to products sold are included in the cost recognized under Research and Development.

Government Grants
2.3	GOVERNMENT GRANTS

§ ACCOUNTING POLICIES

Government grants are recognized when there is reasonable assurance that the funding will be received, and all underlying conditions will be fulfilled. Income from grants is recognized in the Statement of Profit or Loss as a reduction of the related expenses being reimbursed in the period when the related expenses are incurred.

General and Administrative Expenses
2.4	GENERAL AND ADMINISTRATIVE EXPENSES

§ ACCOUNTING POLICIES

General and administrative expenses include salaries for our employees working on pre-launch preparation activities as well as administrative employees and Executive Management; remuneration to the Board of Directors; share-based compensation costs related to such employees and the Board; depreciation of right-of-use assets associated with facilities not used for research and development purposes, investor relations, and accounting and legal fees. In addition, we include costs incurred in pre-launch preparation activities such as market access, marketing, and medical affairs in general and administrative expenses, including the costs associated with the Early Access Program for NPC in the U.S., tradename costs, market and pricing studies and related costs.

Employee Costs
2.5	EMPLOYEE COSTS

§ ACCOUNTING POLICIES

Employee costs primarily comprise salaries, bonuses, social security contributions, share-based compensation, vacation and sick leave as well as the employer portion of pension contributions. In addition, severance payments or termination benefits are also included under Employee Costs. The cost of these benefits is recognized as an expense as services are received. All employee pension plans are defined contribution plans and not defined benefit plans.

Share-based Compensation Costs
2.6	SHARE-BASED COMPENSATION COSTS

§ ACCOUNTING POLICIES

Equity-settled awards

Shares awarded under the long-term incentive program (“LTIP”) are equity-settled awards. The fair value of these awards is determined at the date of grant, resulting in a fixed fair value at grant date that is not adjusted for future changes in the fair value of the awards that may occur over the service period. The fair value of the LTIP awards has been determined using the Monte-Carlo model. Further details of the valuation models are presented below.

The fair value of equity-settled awards with service conditions and non-market performance conditions is recognized as compensation expense pro rata over the service period to the extent such awards are estimated to vest. The compensation expense is recognized together with a corresponding increase in equity over the period in which the performance and/or service conditions are fulfilled. The cumulative expense for the Group’s share-based compensation awards recognized at each reporting date until the vesting date reflects the extent to which the vesting period has expired and Management’s best estimate of the number of instruments that will ultimately vest. The expense or credit in the Statement of Profit or Loss for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

In the event that equity instruments are granted conditionally upon an equal number of equity instruments granted in prior periods not being exercised, they are treated as a new grant for the current period and a modification of the equity instruments granted in the prior period.

When the terms of an equity-settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided that the original terms of the award are met. An additional expense, measured as at the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is cancelled by the entity or by the counterparty, any remaining fair value of the award is expensed immediately in the Statement of Profit or Loss.

Cash-settled awards

The phantom share-based incentive programs established by the Group are settled in cash and are treated as cash-settled awards. Similarly, as the Restricted Share Units (RSU) awards to the board of directors may be settled in cash or in shares at the choice of the participant, they are also treated as cash-settled awards.  If the RSUs are ultimately exercised by the holder and settled in equity, the amount accrued as a liability is settled by reversing it into equity.

A liability is recognized for the fair value of cash-settled awards, measured initially and at each reporting date up to and including the settlement date, with changes recognized through profit or loss at each reporting date. The fair value is expensed over the period until vesting date with recognition of a corresponding liability. The fair value is determined using the Monte-Carlo model, further details of which are presented below. The fair value of the cash-settled awards, which vest subject to obtaining a specified share price (i.e. market condition), is reported as compensation expense regardless of whether the share price condition is met if all other vesting conditions are met. For these awards, fair value is determined taking into account the probability of meeting the share price target. No expense is recognized for awards that do not ultimately vest. If the RSUs are finally exercised, the related liability is reclassified as equity.

Estimate of inputs and assumptions used in share-based compensation valuation models

Estimating the fair value of the Group’s share-based compensation programs requires determination of the most appropriate valuation model, which depends on the terms and conditions of the respective award. This estimate also requires making assumptions to determine the most appropriate inputs to the valuation model, including the expected life of the award, expected volatility, dividend pay-out ratio, and risk-free interest rate.

Financial Income and Financial Expenses
2.7	FINANCIAL INCOME AND FINANCIAL EXPENSES

§ ACCOUNTING POLICIES

Financial income and expenses include interest income and expense, gains and losses due to changes in foreign exchange rates, interest expense related to the right-of-use assets, interest expense related to the Loan Agreement and other immaterial miscellaneous items.

Income Taxes
2.8	INCOME TAXES

§ ACCOUNTING POLICIES

Income tax benefit includes the current benefit due from the current period’s taxable loss and deferred tax adjustments. The benefit is comprised primarily of refundable tax credits for costs incurred in connection with research and development activities under the Danish Tax Credit Regime. Income tax expense relates to tax imposed on income recognized in our subsidiaries in the United States and Switzerland as a result of our transfer pricing agreements.

Corporation tax receivable is recognized in the balance sheet as the tax benefit computed on the taxable loss for the year, adjusted for any changes to the prior year benefit due to changes in the taxable loss of prior years and for any taxes already paid or refunded.

Deferred tax is measured using the balance sheet liability method on all temporary differences between the carrying amount and the tax value of assets and liabilities, with the exception of temporary differences occurring at the time of acquisition and liabilities neither affecting the result of operation nor the taxable income.

As of December 31, 2021, 2020 and 2019, there were no tax audits in process nor has management been notified of any pending tax audit.

Judgement regarding the recognition of the deferred tax assets related to taxable losses to be carried forward

Orphazyme is subject to income taxes in Denmark, Switzerland and the U.S.A. The Group recognizes deferred income tax assets if it is probable that sufficient taxable income will be available in the future against which the temporary differences and unused tax losses can be utilized. Significant judgment is required to determine the amount of deferred tax assets that may be recognized, based upon the likely timing and the level of future taxable profits together with future tax planning strategies. This judgment is made periodically after considering current facts and circumstances, budgets and business plans as well as the risks and uncertainty associated with the Group’s ability to successfully commercialize and defend its intellectual property. After consideration of these factors, Management has concluded that as regulatory approval has not yet been obtained as of December 31, 2021, the deferred income tax assets related to taxable losses carried forward in Denmark do not meet the criteria for being recognized as assets in the Statement of Financial Position.

Intangible Assets
3.1	INTANGIBLE ASSETS

§ ACCOUNTING POLICIES

Intangible assets comprise software development costs and license rights to develop and commercialize products and are acquired separately and measured on initial recognition at cost. Software assets consist of implementation costs to get cloud computing arrangements ready for use, as long as they meet the requirements of IAS 38, Intangible Assets.  These cloud computing arrangements begin to be amortized when they are ready for intended use and are amortized over seven years.

For acquisition of intangible rights involving equity-settled share-based payment transactions, Management measures the fair value of the rights received and the corresponding increase in equity by reference to the fair value of the rights received, unless that fair value cannot be estimated reliably. If Management cannot estimate reliably the fair value of the rights received, it measures the fair value and the corresponding increase in equity by reference to the fair value of the equity instruments granted.

Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. The useful lives of intangible assets are assessed as either finite or indefinite. Intangible assets with finite lives such as software and license rights to develop and commercialize products are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired.

Estimate of the fair value of licenses

Estimate of the fair value of licenses

Licenses contains an agreement entered into with the University of Kansas and University College London, in which the Company will obtain access to data and knowhow generated in the course of research in connection with the IBM trial. Consideration for the license is to be paid out by issuing new shares to the contract partners for a value corresponding to the costs incurred during the preceding calendar year. The valuation of the license upon the execution of the agreement involves uncertainty and was estimated by Management based on the expected costs over the contract period. In addition, the estimation of the duration of a license agreement at times involves uncertainty if termination is dependent on a time limit after successful commercialization. Management has considered potential commercialization dates and will re-assess this estimate on an ongoing basis.

Estimate related to recoverable amounts

Through the assessment of impairment indicators and impairment tests, Management identifies the recoverable amount. This is determined based on a value in use calculation, using cash flow and projections for subsequent years, equivalent to the expected useful life of the intangible asset.

Leases
3.2	LEASES

§ ACCOUNTING POLICIES

On January 1, 2019, Orphazyme adopted IFRS 16, Leases, using the modified retrospective method. At contract inception, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Group is party to lease agreements only in which it is a lessee and not a lessor.

As a lessee, the Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. At inception or on reassessment of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices.

The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

Right-of-use assets

Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.

Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful life of the underlying asset. If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset, which for the operating equipment under lease is ten years. The right-of-use assets are also subject to impairment.

Lease liabilities

Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs. In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset. The Group’s non-current lease liabilities are included as a separate line item on the Group’s consolidated balance sheet and the current portion of lease liabilities is included in Other current liabilities.

Short-term leases and leases of low-value assets

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

Lease modifications

Lease modifications

Lease modifications are accounted for at the effective date of modification, which is the date when both parties agree to the lease modification. Modifications are accounted for either as a separate lease or as a remeasurement of the initial lease. A modification is accounted for as a separate lease if both of the following conditions are met: (a) the modification increases the scope of the lease by adding the right to use one or more underlying assets; and (b) the consideration for the lease increases by an amount equivalent to the stand-alone price for the underlying asset. For a modification that is not a separate lease, the lease liability is remeasured using a discount rate determined at the effective date of the modification.

Estimate relating to the incremental borrowing rate

Estimate relating to the incremental borrowing rate

The Group cannot readily determine the interest rate implicit in its leases, therefore it uses its incremental borrowing rate to measure lease liabilities. This is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. As there are no observable rates available for such a rate, the Group estimates its incremental borrowing rate using observable inputs, such as market interest rates, and is required to make certain entity-specific estimates.

Property, Plant, And Equipment
3.3	PROPERTY, PLANT, AND EQUIPMENT

§ ACCOUNTING POLICIES

Property, plant, and equipment includes IT, lab and other equipment, furniture and leasehold improvements that are measured at cost less accumulated depreciation and impairment losses. Cost includes the acquisition price and costs directly related to the acquisition until the time the asset is ready for use. The residual value of equipment is not material. Depreciation is calculated on a straight-line basis over the expected useful life of the asset, being 3-5 for equipment and furniture. Leasehold improvements are depreciated over the shorter of the useful life of the improvement or the remaining lease term. The useful life of assets and method of depreciation are reviewed by management at least each year-end or more often based on changes in facts and circumstances. Changes in useful lives or residual values are adjusted prospectively as changes in accounting estimates. In addition, the Company has fully depreciated equipment still in use.

Property, plant, and equipment is required to be tested for impairment when there are impairment indicators present. Impairment tests are conducted at the individual asset level, or at the lowest level for which separately identifiable cash flows for groups of assets exist. Impaired assets or asset groups are written down to their recoverable amount, which is the higher of the value in use and the net realizable value of the asset or asset group, with impairment charges allocated proportionately to the assets within the impaired asset group.

Prepayments

Prepayments

Prepayments include advance payments made to vendors that will be incurred and expensed in subsequent financial reporting periods. When the period for full expense recognition is longer than one year from the balance sheet date, the portion to be expensed subsequent to one year is classified as non-current.

Deposits

Deposits

Deposits include advance payments made to vendors to be settled upon completion of the underlying contract. When the contract term is longer than one year from the balance sheet date, the deposit is classified as non-current.

Other receivables	Other receivables Other receivables include current and non-current amounts due to the Company.
Sales tax

Sales tax

Expenses and assets are recognized net of the amount of sales tax, except:

•

when the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable

•	when receivables and payables are stated with the amount of sales tax included

The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the Statement of Financial Position.

Estimate of prepayments related to clinical trial development costs

Estimate of prepayments related to clinical trial development costs

As explained in Note 2.2, Orphazyme incurs substantial costs associated with clinical trials related to its development programs and there is a high degree of estimation involved in accounting for clinical trial development costs. In particular, certain CROs and vendors are paid upfront in connection with clinical activities and Management is required to estimate the timing of the prepayment release to expense. This expense for the year is estimated by using an expense model, as described in Note 2.2.

Estimate of accruals related to clinical trial development costs

As explained in Note 2.2, Orphazyme incurs substantial costs associated with clinical trials related to its development programs and there is a high degree of estimation involved in accounting for clinical trial development costs. As described in Note 2.2, Management uses an expense model to estimate the timing of expenses recognition in each period and related accruals at the end of the year.

Trade receivables
3.5	TRADE RECEIVABLES

§ ACCOUNTING POLICIES

Trade receivables are recognized and derecognized on a settlement date basis. They are measured at nominal value less expected credit losses based on historical experience. Orphazyme applies the simplified approach for determining expected credit losses.

Pre-Launch Inventory
3.6	PRE-LAUNCH INVENTORY

§ ACCOUNTING POLICIES

The Company may scale-up and make commercial quantities of its product candidate prior to the date it anticipates that such product will receive final regulatory approval. The scale-up and commercial production of pre-launch inventory involves the risk that such products may not be approved for marketing on a timely basis, or ever. This risk notwithstanding, the Company may scale-up and build pre-launch inventory of product that have not yet received final regulatory approval when the Company believes that such action is appropriate in relation to the commercial value of the product launch opportunity.

Inventory manufactured prior to regulatory approval (pre-launch inventory) is capitalized but immediately provided for, until regulatory approval for the product is obtained. A write-down is made against inventory, and the cost is recognized in the statement of profit or loss and other comprehensive loss as research and development costs. Once regulatory approval is obtained, the write-down is reversed, up to no more than the original cost.

Financial assets

Financial assets

Initial recognition and measurement

Financial assets that meet certain criteria are classified at initial recognition as subsequently measured at amortized cost, fair value through other comprehensive income (OCI), or fair value through profit or loss. The Group does not hold any financial assets meeting these classification criteria except cash and certain types of other receivables, which are valued at amortized cost. Generally, the Company’s financial assets are available to support current operations and amounts expected to be realized within the next twelve months are classified in the Statement of Financial Position as current assets.

The Group’s financial assets are recognized initially at fair value plus, in the case of financial assets not carried at fair value through profit and loss, transaction costs that are attributable to the acquisition of the financial asset, if any. Financial instruments recognized at fair value are allocated to one of the following valuation hierarchy levels:

•	Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities.
•	Level 2: Other techniques for which all inputs that have a significant effect on the recorded fair value are observable, either directly or indirectly.
•	Level 3: Techniques that use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

Subsequent measurement

Historically, the Group’s receivables are due within a twelve-month period and therefore the impact of using the effective interest rate method on the Group’s financial statements has been immaterial.

Financial asset impairment

The Group assesses at the end of each reporting period whether there has been objective evidence that a financial asset may be impaired. Impairment losses are recognized if there is objective evidence of impairment and the evidence indicates that estimated future cash flows will be negatively impacted. The Group did not assess an impairment of a financial asset for either of the years ended December 31, 2021 or 2020.

Financial liabilities

Financial liabilities

Borrowings

Financial liabilities, including borrowings, are initially measured at fair value less transaction costs incurred. Subsequently, borrowings are measured at amortized cost. Amortized cost is calculated as original cost less instalments plus/less the accumulated amortization of the difference between cost and nominal value, so that the effective interest rate is recognized in the income statement over the loan period. Financial liabilities are derecognized when settled.

The Facilitation Fee in our Loan Agreement, defined below, is accounted for as an embedded derivative.  The variability arising from the change in Orphazyme’s share price is not closely related to the host debt instrument characterized mainly by interest rate and credit risk. Therefore, the embedded equity-linked amount is separated from the host debt instrument and accounted for as an embedded written call option at fair value through profit and loss.

The portion of the debt maturing after one year is presented as non-current debt and the remainder as current debt.

Trade payables and accruals

Trade payables and accruals relate to the Group’s purchase of products and services from various vendors in the normal course of business.

Other liabilities

Other payables are measured at amortized cost. The amount payable to employees for the Phantom Shares Program (Note 2.6) is classified as non-current and is measured at fair value, at Level 2 in the fair value hierarchy.

Discount and rebate liabilities

Discount and rebate liabilities is classified as both current and non-current liabilities based on an existing legal or constructive obligation as a result of events occurring prior to or on the balance sheet date, and it is probable that the utilization of economic resources will be required to settle the obligation and is measured at management’s best estimate of the expenses required to settle the obligation.

Cash
3.8	CASH
§ ACCOUNTING POLICIES Cash includes cash on hand and in banks. Please see Financial Risks discussed in Note 4.4.